LONG-TERM DEBT (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)	Mar. 31, 2015 USD ($)	Dec. 19, 2013 USD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 103.0	$ 60.0
Deferred financing	0.8	1.2
Drawn on facility	$ 47.0	$ 0.0
2013 Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 60.0
Maturity date	Dec. 31, 2018
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 150.0
Maturity date	Mar. 31, 2020
Number of vessels mortgaged | Vessel	4